SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2019 USD ($) Number $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 19, 2019 USD ($)
Restructuring Cost and Reserve [Line Items]
Common stock, par value | $ / shares	$ 0.001	$ 0.001
Warrant liability and embedded derivative liability	$ 171,425
Estimated useful lives of property and equipment	5 years
Number of patents granted | Number	1
Amortization method of patents	Straight-line method
Interest rolled into principal		$ (30,000)
Capitalized software development costs	30,000	70,231
Advertising costs	6,125	3,987
Research and development costs	$ 5,119	$ 187,655
Anti-dilutive common stock equivalents | shares	51,099,000	54,173,000
Number of operating segment | Number	1
Secured convertible debentures			$ 600,000
Amortization, capitalized software costs	$ 0	$ 0
Allowance for doubtful accounts	0	0
Depreciation	$ 0	$ 0
Convertible Debentures [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents | shares	4,000,000
Warrant [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents | shares	21,963,000	22,241,000
Stock Options [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents | shares	17,914,000	18,614,000
Preferred Share Agreements [Member]
Restructuring Cost and Reserve [Line Items]
Anti-dilutive common stock equivalents | shares	7,222,000	13,318,000
Four Director [Member]
Restructuring Cost and Reserve [Line Items]
Interest rolled into principal	$ 30,000
Patents [Member]
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Number	4
Patents expire terms	Between the years 2019 and 2033.
Patents [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated lives of patents	17 years
Patents [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Estimated lives of patents	19 years
Patents [Member] | European [Member]
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Number	1
Patents [Member] | US
Restructuring Cost and Reserve [Line Items]
Number of patents granted | Number	9
Number of provisional patent applications pending | Number	4
Trademarks [Member] | European [Member]
Restructuring Cost and Reserve [Line Items]
Number of patents registered | Number	1
Trademarks [Member] | US
Restructuring Cost and Reserve [Line Items]
Number of provisional patent applications pending | Number	7
Number of patents registered | Number	4
VerifyMe Beeper And The Smartphone Authenticator TM Technology [Member]
Restructuring Cost and Reserve [Line Items]
Estimated useful lives of property and equipment	5 years
Maturity terms of lease	1 year
Description of lease terms	Automatically renewable and cancellable by either party by written notice provided 90 days in advance.
Depreciation	$ 0	$ 0